                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07309

                      (Investment Company Act File Number)

                   Federated Total Return Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/05

               Date of Reporting Period: Fiscal year ended 2/28/05
                                         -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Government Bond Fund

ANNUAL SHAREHOLDER REPORT

February 28, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.12		$11.26	$10.58	$10.45	$ 9.58
Income From Investment Operations:
Net investment income	0.45		0.47	0.54	0.59	0.60
Net realized and unrealized gain (loss) on investments	(0.26)		(0.14)	0.68	0.12	0.87
TOTAL FROM INVESTMENT OPERATIONS	0.19		0.33	1.22	0.71	1.47
Less Distributions:
Distributions from net investment income	(0.45)		(0.47)	(0.54)	(0.58)	(0.60)
Net Asset Value, End of Period	$10.86		$11.12	$11.26	$10.58	$10.45
Total Return [1]	1.78	% [2]	3.04%	11.81%	7.01%	15.85%

Ratios to Average Net Assets:
Expenses	0.30%		0.30%	0.30%	0.31%	0.30%
Net investment income	4.16%		4.24%	4.92%	5.59%	6.07%
Expense waiver/reimbursement [3]	0.64%		0.65%	0.72%	0.75%	0.87%
Supplemental Data:
Net assets, end of period (000 omitted)	$224,314		$176,215	$156,975	$82,138	$70,644
Portfolio turnover	21%		16%	15%	46%	116%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.10% on total return. See Notes to Financial Statements (Note 5).

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.12		$11.26	$10.58	$10.45	$ 9.58
Income From Investment Operations:
Net investment income	0.42		0.44	0.50	0.55	0.57
Net realized and unrealized gain (loss) on investments	(0.26)		(0.14)	0.68	0.13	0.87
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.30	1.18	0.68	1.44
Less Distributions:
Distributions from net investment income	(0.42)		(0.44)	(0.50)	(0.55)	(0.57)
Net Asset Value, End of Period	$10.86		$11.12	$11.26	$10.58	$10.45
Total Return [1]	1.47	% [2]	2.73%	11.48%	6.69%	15.51%

Ratios to Average Net Assets:
Expenses	0.60%		0.60%	0.60%	0.61%	0.60%
Net investment income	3.86%		3.94%	4.63%	5.29%	5.78%
Expense waiver/reimbursement [3]	0.59%		0.60%	0.67%	0.70%	0.82%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,331		$61,728	$43,626	$33,299	$35,447
Portfolio turnover	21%		16%	15%	46%	116%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on total return. See Notes to Financial Statements (Note 5).

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,009.40	$1.49
Institutional Service Shares	$1,000	$1,007.90	$2.99
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.51
Institutional Service Shares	$1,000	$1,021.82	$3.01

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.30%
Institutional Service Shares	0.60%

Management's Discussion of Fund Performance

Federated Total Return Government Bond Fund invests exclusively in U.S. government securities that include U.S. Treasury and government agency obligations including mortgage-backed securities. The fund's average duration 1 is managed within 20% of the duration of the Lehman Brothers Government Index (LBGB). 2

The fund's total return for the fiscal year ended February 28, 2005, was 1.78% for Institutional Shares and 1.47% for Institutional Service Shares. The total return for the Institutional Shares consisted of 4.12% of income and a 2.34% depreciation in the net asset value of the shares. The total return of the LBGB was 1.33% for the 12-month reporting period and does not reflect transaction costs incurred by a fund. The fund's investment strategy focused on duration management, sector allocation, and yield curve strategy.

Short to intermediate Treasury yields increased while long-term yields declined and the coupon curve flattened during the reporting period as the Federal Reserve Board embarked on a tightening cycle for the first time in over four years. The Federal Funds Target Rate was increased six times from the four-decade low of 1.00% to 2.50% and yields of the 2-year and 30-year Treasury securities ended the reporting period at 3.60% and 4.72%, respectively, versus 1.64% and 4.84% at the end of February 2004. 3

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.

2 The LBGB is a market value weighted index of U.S. government and government agency securities with maturities of one year or more. Indexes are rebalanced monthly by market capitalization. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

DURATION

The fund's duration was below neutral in expectation of continued economic growth and rising yields, ending the reporting period at 4.2 years. Although intermediate-term yields did rise and the fund's share price declined less than it would have if the fund's duration was longer, the fund earned less income than the benchmark LBGB, thus detracting from performance.

SECTOR

Although the majority of the fund was invested in Treasury securities, the fund also invested in agency and mortgage-backed securities during the reporting period. Federal National Mortgage Association accounting improprieties were disclosed by the Office of Federal Housing Enterprise Oversight (OFHEO) in late September 2004, but continued strong demand and limited supply resulted in agency and mortgage-backed securities outperforming Treasury securities. Security selection positively impacted fund performance due to advantageous prepayment performance compared to the general market.

YIELD CURVE

The fund's portfolio structure was more barbelled than the LBGB, which positively contributed to the fund's performance as the 2- to 30-year Treasury yield spread narrowed.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Total Return Government Bond Fund (Institutional Shares) (the "Fund") from October 19, 1995 (start of performance) to February 28, 2005, compared to the Lehman Brothers Government Bond Index (LBGB). 2

Average Annual Total Return for the Period Ended 2/28/2005
1 Year	1.78%
5 Years	7.77%
Start of Performance (10/19/1995)	6.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBGB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in the Federated Total Return Government Bond Fund (Institutional Service Shares) (the "Fund") from October 19, 1995 (start of performance) to February 28, 2005, compared to the Lehman Brothers Government Bond Index (LBGB). 2

Average Annual Total Return for the Period Ended 2/28/2005
1 Year	1.47%
5 Years	7.45%
Start of Performance (10/19/1995)	6.19%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBGB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Portfolio of Investments Summary Table

At February 28, 2005 the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
U.S. Treasury Securities	50.4%
U.S. Government Agency Securities	23.3%
U.S. Government Agency Mortgage-Backed Securities	21.0%
Cash Equivalents [2]	52.7%
Other Assets and Liabilities--Net [3]	(47.4)%
TOTAL	100.0%

1 See the Fund's prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents includes repurchase agreements, as more fully described in the Fund's prospectus, which are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. Includes repurchase agreements purchased with cash collateral received in securities lending transactions (48.7%).

3 See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2005

Principal Amount			Value
		U.S. TREASURY--50.4%
		U.S. Treasury Bonds--17.6%
$325,000		12.000%, 8/15/2013	$410,312
2,200,000	[1]	11.250%, 2/15/2015	3,412,068
3,700,000	[1]	7.250%, 5/15/2016	4,594,956
2,050,000		8.750%, 5/15/2017	2,852,698
1,000,000		8.125%, 5/15/2021	1,383,280
1,800,000		7.250%, 8/15/2022	2,327,904
4,000,000		7.125%, 2/15/2023	5,126,880
6,000,000	[1]	6.250%, 8/15/2023	7,072,500
5,500,000	[1]	6.250%, 5/15/2030	6,685,085
14,598,000	[1]	5.375%, 2/15/2031	16,050,939
		TOTAL	49,916,622
		U.S. Treasury Notes--32.8%
1,000		6.500%, 5/15/2005	1,008
2,000,000		1.875%, 1/31/2006	1,976,400
4,600,000		7.000%, 7/15/2006	4,821,352
15,100,000		6.500%, 10/15/2006	15,814,834
5,500,000	[1]	3.500%, 11/15/2006	5,502,585
18,000,000	[1]	3.000%, 12/31/2006	17,825,580
2,000,000	[1]	6.250%, 2/15/2007	2,101,880
2,000,000	[1]	6.625%, 5/15/2007	2,127,180
10,000,000	[1]	2.750%, 8/15/2007	9,787,500
1,000,000		5.500%, 2/15/2008	1,049,380
6,500,000	[1]	4.750%, 11/15/2008	6,698,055
2,800,000	[1]	5.500%, 5/15/2009	2,975,448
2,000,000		6.000%, 8/15/2009	2,167,500
8,109,000	[1]	4.875%, 2/15/2012	8,448,605
7,600,000	[1]	4.750%, 5/15/2014	7,826,784
3,987,000		1.625%, 1/15/2015	3,961,443
		TOTAL	93,085,534
		TOTAL U.S. TREASURY (IDENTIFIED COST $138,665,244)	143,002,156
Principal Amount			Value
		GOVERNMENT AGENCIES--23.3%
		Federal Home Loan Bank System--9.2%
$7,000,000		7.250%, 2/15/2007	$7,458,990
5,000,000		3.500%, 5/15/2007	4,968,650
3,000,000		6.730%, 6/22/2009	3,294,330
900,000		6.500%, 11/13/2009	985,185
1,300,000		7.375%, 2/12/2010	1,478,516
4,450,000		7.625%, 5/14/2010	5,129,515
2,500,000		6.875%, 8/13/2010	2,802,650
		TOTAL	26,117,836
		Federal Home Loan Mortgage Corp.--7.7%
6,000,000		5.250%, 1/15/2006	6,097,140
16,000,000	[1]	1.875%, 2/15/2006	15,765,760
70,000		6.750%, 9/15/2029	86,434
		TOTAL	21,949,334
		Federal National Mortgage Association--5.7%
16,300,000	[1]	3.125%, 7/15/2006	16,203,667
		Federal Agricultural Mortgage Association--0.7%
1,700,000		8.070%, 4/16/2007	1,847,543
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $64,058,778)	66,118,380
		MORTGAGE-BACKED SECURITIES--0.8%
		Federal National Mortgage Association--0.0%
52,133		7.500%, 6/1/2012	55,169
		Government National Mortgage Association--0.8%
3,150		7.500%, 10/15/2026	3,411
1,083,990		7.000%, 8/15/2027	1,159,235
188,594		7.500%, 10/15/2027	203,977
96,702		8.000%, 10/15/2027	105,885
740,157		6.500%, 10/15/2031	780,056
		TOTAL	2,252,564
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,196,942)	2,307,733
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.1%
		Federal National Mortgage Association REMIC--0.1%
57,549		REMIC 1988-16 B, 9.500%, 6/25/2018	63,242
18,696		REMIC 1989-35 G, 9.500%, 7/25/2019	20,638
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $81,639)	83,880
Principal Amount			Value
		MUTUAL FUND--20.1%
$5,645,682	[2]	Federated Mortgage Core Portfolio (IDENTIFIED COST $56,669,625)	$57,021,388
		REPURCHASE AGREEMENTS--52.7%
11,593,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.64%, dated 2/28/2005, to be repurchased at $11,593,850 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2030, collateral market value $2,040,000,470	11,593,000
45,000,000		Interest in $1,000,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.64%, dated 2/28/2005, to be repurchased at $45,003,300 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2035, collateral market value $1,022,355,288 (held as collateral for securities lending)	45,000,000
45,000,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.64%, dated 2/28/2005, to be repurchased at $45,003,300 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2030, collateral market value $2,040,000,470 (held as collateral for securities lending)	45,000,000
47,935,000		Interest in $1,000,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 2.64%, dated 2/28/2005, to be repurchased at $47,938,515 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2043, collateral market value $1,030,000,000 (held as collateral for securities lending)	47,935,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	149,528,000
		TOTAL INVESTMENTS--147.4% (IDENTIFIED COST $411,200,228) [3]	418,061,537
		OTHER ASSETS AND LIABILITIES - NET--(47.4)%	(134,416,678)
		TOTAL NET ASSETS--100%	$283,644,859

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $411,201,219.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005

Assets:
Investment in securities	$268,533,537
Investment in repurchase agreements	149,528,000
Total investments in securities, at value including $57,021,388 of investments in affiliated issuers (Note 5) and $133,069,215 of securities loaned (identified cost $411,200,228)		$418,061,537
Cash		558
Income receivable		1,640,824
Receivable for shares sold		2,283,452
TOTAL ASSETS		421,986,371
Liabilities:
Payable for shares redeemed	72,919
Income distribution payable	285,860
Payable for collateral due to broker	137,935,000
Payable for distribution services fees (Note 5)	4,003
Payable for shareholder services fee (Note 5)	17,755
Payable for Directors'/Trustees' fees	1,516
Accrued expenses	24,459
TOTAL LIABILITIES		138,341,512
Net assets for 26,130,011 shares outstanding		$283,644,859
Net Assets Consist of:
Paid-in capital		$278,943,543
Net unrealized appreciation of investments		6,861,309
Accumulated net realized loss on investments		(2,218,853)
Undistributed net investment income		58,860
TOTAL NET ASSETS		$283,644,859
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$224,314,261÷ 20,664,357 shares outstanding, no par value, unlimited shares authorized		$10.86
Institutional Service Shares:
$59,330,598 ÷ 5,465,654 shares outstanding, no par value, unlimited shares authorized		$10.86

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2005

Investment Income:
Interest (including income on securities loaned of $84,428)			$8,660,207
Dividends (received from affiliated issuers) (Note 5)			2,742,127
TOTAL INCOME			11,402,334
Expenses:
Investment adviser fee (Note 5)		$1,277,391
Administrative personnel and services fee (Note 5)		201,752
Custodian fees		13,009
Transfer and dividend disbursing agent fees and expenses (Note 5)		79,464
Directors'/Trustees' fees		12,112
Auditing fees		16,519
Legal fees		5,019
Portfolio accounting fees		80,697
Distribution services fee--Institutional Service Shares (Note 5)		146,776
Shareholder services fee--Institutional Shares (Note 5)		491,919
Shareholder services fee--Institutional Service Shares (Note 5)		146,776
Share registration costs		43,715
Printing and postage		19,325
Insurance premiums		15,242
Miscellaneous		7,749
TOTAL EXPENSES		2,557,465
Waivers (Note 5):
Waiver of investment adviser fee	$(1,084,748)
Waiver of administrative personnel and services fee	(7,078)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,406)
Waiver of distribution services fee--Institutional Service Shares	(93,937)
Waiver of shareholder services fee--Institutional Shares	(413,212)
Waiver of shareholder services fee--Institutional Service Shares	(218)
TOTAL WAIVERS		(1,602,599)
Net expenses			954,866
Net investment income			10,447,468
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(172,763)
Net increase due to reimbursement from Adviser (Note 5)			6,171
Net change in unrealized appreciation of investments			(5,720,585)
Net realized and unrealized loss on investments			(5,887,177)
Change in net assets resulting from operations			$4,560,291

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,447,468	$8,854,090
Net realized gain (loss) on investments	(172,763)	953,536
Net increase due to reimbursement from Adviser (Note 5)	6,171	--
Net change in unrealized appreciation/depreciation of investments	(5,720,585)	(3,262,133)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,560,291	6,545,493
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,127,529)	(6,723,390)
Institutional Service Shares	(2,248,582)	(2,127,419)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,376,111)	(8,850,809)
Share Transactions:
Proceeds from sale of shares	122,478,626	100,425,035
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs U.S. Government Securities Fund	--	26,878,841
Net asset value of shares issued to shareholders in payment of distributions declared	7,197,991	6,044,611
Cost of shares redeemed	(78,157,987)	(93,702,225)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,518,630	39,646,262
Change in net assets	45,702,810	37,340,946
Net Assets:
Beginning of period	237,942,049	200,601,103
End of period (including undistributed (distributions in excess of) net investment income of $58,860 and $(12,497), respectively)	$283,644,859	$237,942,049

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005

1. ORGANIZATION

Federated Total Return Government Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

On September 26, 2003, the Trust received a tax-free transfer of assets from the Riggs U.S. Government Securities Fund, as follows:

Institutional Service Shares of the Trust Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Riggs U.S. Government Securities Fund Net Assets Received	Unrealized Appreciation Issued in Tax-Free Net Assets Received [1]
2,428,080	$26,878,841	$1,025,361

Net Assets of Trust Prior to Combination	Net Assets of Riggs U.S. Government Securities Fund Immediately Prior to Combination	Net Assets of Trust Immediately After Combination
$200,102,906	$26,878,841	$226,981,747

1 Unrealized Appreciation is included in the Riggs U.S. Government Securities Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Trust participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Trust, according to agreed-upon rates.

As of February 28, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$133,069,215	$137,935,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended February 28 or 29	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,068,935	$98,643,691	5,953,605	$66,103,018
Shares issued to shareholders in payment of distributions declared	521,977	5,693,582	423,956	4,694,635
Shares redeemed	(4,767,425)	(51,943,937)	(4,478,708)	(49,925,494)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,823,487	$52,393,336	1,898,853	$20,872,159

Year Ended February 28 or 29	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,181,880	$23,834,935	3,082,924	$34,322,017
Shares issued in connection with the tax-free transfer of assets from Riggs U.S. Government Securities Fund	--	--	2,428,080	26,878,841
Shares issued to shareholders in payment of distributions declared	137,945	1,504,409	122,079	1,349,976
Shares redeemed	(2,403,177)	(26,214,050)	(3,958,787)	(43,776,731)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(83,352)	$(874,706)	1,674,296	$18,774,103
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,740,135	$51,518,630	3,573,149	$39,646,262

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2005 and February 29, 2004, was as follows:

	2005	2004
Ordinary income [1]	$10,376,111	$8,850,809

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of February 28, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$344,719
Net unrealized appreciation	$6,860,318
Capital loss carryforward	$2,115,950

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At February 28, 2005, the cost of investments for federal tax purposes was $411,201,219. The net unrealized appreciation of investments for federal tax purposes was $6,860,318. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,499,221 and net unrealized depreciation from investments for those securities having an excess of cost over value of $638,903.

At February 28, 2005, the Trust had a capital loss carryforward of $2,115,950 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,045,099
2013	$ 70,851

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of February 28, 2005, for federal income tax purposes, post-October losses of $101,912 were deferred to March 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waive at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Federated Mortgage Core Portfolio	$2,742,127

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Trust may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended February 28, 2005, FSC retained $52,840 of fees paid by the Trust.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Trust will pay FSSC up to 0.25% of the average daily net assets of the Trust's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Trust may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended February 28, 2005, FSSC retained $97,786 of fees paid by the Trust.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $23,435, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $6,171, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended February 28, 2005, were as follows:

Purchases	$3,736,848
Sales	$1,179,211

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FEDERATED TOTAL RETURN GOVERNMENT BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Government Bond Fund (the "Fund"), including the portfolio of investments, as of February 28, 2005 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Government Bond Fund at February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
April 8, 2005

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: July 1995	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: July 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: July 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: July 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: July 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: July 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: July 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: June 1995	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT Began serving: November 1998	Susan M. Nason has been the Fund's Portfolio Manager since its inception. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

30214 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c)  Not Applicable

(d)  Not Applicable

(e)  Not Applicable

(f)(3) The registrant hereby  undertakes to provide any person,  without charge, upon request,  a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406 Standards for Investment  Companies - Ethical Standards for
     Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $15,984

                  Fiscal year ended 2004 - $15,500

(b)   Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0 respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)   Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)   All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule
2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)  NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

            Fiscal year ended 2005 - $244,338

            Fiscal year ended 2004 - $109,542

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Government Bond Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005